****  PLEASE NOTE:

           PREVIOUS 497 SUBMISSION OF DAF-MITF MPS-494
                  FILE NAME:     LTM494.497;
                  ACCESSION #:   0000950112-97-000741

           WAS FILED IN ERROR
           THE CORRECT SUBMISSION (FILE NAME LTM494.497) WILL BE FILED FOLLOWING THIS NOTICE